Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: February 2016

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: February 29, 2016

(b)	Interest Period: February 16, 2016 through March 14, 2016

(c)	Determination Date: March 11, 2016

(d)	Distribution Date: March 15, 2016

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Executive Director